Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

June 30, 2019

AFF30-QTLY-0819
1.818364.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.32% 8/29/19 to 9/26/19 (a)
(Cost $1,204,914)	1,210,000	1,205,275
	Shares	Value

Domestic Equity Funds - 46.0%
Fidelity Advisor Series Equity Growth Fund (b)	10,768,863	$157,010,027
Fidelity Advisor Series Growth Opportunities Fund (b)	6,945,763	104,325,363
Fidelity Advisor Series Small Cap Fund (b)	7,017,449	77,121,763
Fidelity Series All-Sector Equity Fund (b)	7,209,472	72,311,006
Fidelity Series Commodity Strategy Fund (b)	19,654,841	92,574,300
Fidelity Series Large Cap Stock Fund (b)	18,268,311	273,659,296
Fidelity Series Large Cap Value Index Fund (b)	2,332,163	30,061,584
Fidelity Series Opportunistic Insights Fund (b)	7,929,735	146,779,397
Fidelity Series Small Cap Opportunities Fund (b)	6,962,339	97,055,009
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,420,379	177,514,865
Fidelity Series Value Discovery Fund (b)	13,665,139	175,460,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,148,993,570)		1,403,872,994

International Equity Funds - 26.2%
Fidelity Series Canada Fund (b)	2,301,251	25,129,660
Fidelity Series Emerging Markets Fund (b)	2,776,921	26,686,214
Fidelity Series Emerging Markets Opportunities Fund (b)	12,552,195	239,621,408
Fidelity Series International Growth Fund (b)	14,205,077	231,258,652
Fidelity Series International Small Cap Fund (b)	3,219,467	52,251,950
Fidelity Series International Value Fund (b)	23,102,263	222,474,794
Fidelity Series Overseas Fund (b)	439,994	4,417,537
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $645,099,749)		801,840,215

Bond Funds - 25.6%
Fidelity Series Emerging Markets Debt Fund (b)	2,076,141	20,200,857
Fidelity Series Floating Rate High Income Fund (b)	421,256	3,917,680
Fidelity Series High Income Fund (b)	2,346,685	22,340,444
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,205,463	62,116,681
Fidelity Series International Credit Fund (b)	157,747	1,607,442
Fidelity Series Investment Grade Bond Fund (b)	43,112,284	492,773,410
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,693,955	164,730,718
Fidelity Series Real Estate Income Fund (b)	1,274,987	14,139,607
TOTAL BOND FUNDS
(Cost $755,367,887)		781,826,839

Short-Term Funds - 2.3%
Fidelity Cash Central Fund 2.42% (c)	6,677,037	6,678,373
Fidelity Series Government Money Market Fund 2.44% (b)(d)	52,144,136	52,144,136
Fidelity Series Short-Term Credit Fund (b)	978,117	9,830,076
TOTAL SHORT-TERM FUNDS
(Cost $68,515,845)		68,652,585
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,619,181,965)		3,057,397,908
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,095,633)
NET ASSETS - 100%		$3,055,302,275

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	104	Sept. 2019	$10,001,160	$60,052	$60,052
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Sept. 2019	105,340	3,865	3,865
TOTAL FUTURES CONTRACTS					$63,917

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,205,275.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,249
Total	$42,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$164,060,070	$1,951,533	$16,477,999	$--	$2,699,072	$4,777,351	$157,010,027
Fidelity Advisor Series Growth Opportunities Fund	109,846,006	1,289,470	11,010,270	--	3,201,196	998,961	104,325,363
Fidelity Advisor Series Small Cap Fund	73,914,014	1,156,281	1,500,073	--	35,122	3,516,419	77,121,763
Fidelity Series All-Sector Equity Fund	72,450,297	895,268	4,003,509	--	872	2,968,078	72,311,006
Fidelity Series Canada Fund	22,832,798	1,326,606	407,378	--	(2,304)	1,379,938	25,129,660
Fidelity Series Commodity Strategy Fund	68,895,139	26,273,043	1,488,935	--	(58,029)	(1,046,918)	92,574,300
Fidelity Series Emerging Markets Debt Fund	19,834,842	554,282	478,304	299,205	(2,707)	292,744	20,200,857
Fidelity Series Emerging Markets Fund	24,520,099	2,997,988	428,389	--	(1,029)	(402,455)	26,686,214
Fidelity Series Emerging Markets Opportunities Fund	231,889,100	5,064,186	4,259,204	--	(165,805)	7,093,131	239,621,408
Fidelity Series Floating Rate High Income Fund	3,894,582	113,201	102,494	58,541	(3,352)	15,743	3,917,680
Fidelity Series Government Money Market Fund 2.44%	39,180,732	17,945,054	4,981,650	253,327	--	--	52,144,136
Fidelity Series High Income Fund	26,491,659	601,297	5,045,171	353,437	(148,897)	441,556	22,340,444
Fidelity Series Inflation-Protected Bond Index Fund	41,305,577	20,527,176	887,408	50,444	2,805	1,168,531	62,116,681
Fidelity Series International Credit Fund	1,549,545	10,497	--	10,497	--	37,779	1,607,442
Fidelity Series International Growth Fund	218,093,372	2,619,963	4,964,066	--	346,111	15,163,272	231,258,652
Fidelity Series International Small Cap Fund	50,929,926	631,051	1,584,607	--	(13,022)	2,288,602	52,251,950
Fidelity Series International Value Fund	209,358,613	8,565,844	3,229,460	--	54,730	7,725,067	222,474,794
Fidelity Series Investment Grade Bond Fund	457,229,674	44,179,697	19,310,198	3,768,617	294,917	10,379,320	492,773,410
Fidelity Series Large Cap Stock Fund	282,754,506	5,327,607	20,787,351	1,925,073	(554,079)	6,918,613	273,659,296
Fidelity Series Large Cap Value Index Fund	31,405,664	368,026	2,864,680	--	315,670	836,904	30,061,584
Fidelity Series Long-Term Treasury Bond Index Fund	171,081,450	6,892,433	21,953,230	1,197,726	984,921	7,725,144	164,730,718
Fidelity Series Opportunistic Insights Fund	152,892,141	1,823,332	16,659,316	--	(601,323)	9,324,563	146,779,397
Fidelity Series Overseas Fund	--	4,411,331	1	--	--	6,207	4,417,537
Fidelity Series Real Estate Income Fund	13,861,248	369,856	321,152	198,592	3,328	226,327	14,139,607
Fidelity Series Short-Term Credit Fund	9,799,575	188,189	236,158	68,232	393	78,077	9,830,076
Fidelity Series Small Cap Opportunities Fund	95,596,558	1,183,131	3,037,095	--	(190,046)	3,502,461	97,055,009
Fidelity Series Stock Selector Large Cap Value Fund	184,673,503	2,210,248	17,159,564	--	(1,365,495)	9,156,173	177,514,865
Fidelity Series Value Discovery Fund	181,556,710	2,185,935	13,112,566	--	(680,913)	5,511,218	175,460,384
Total	$2,959,897,400	$161,662,525	$176,290,228	$8,183,691	$4,152,136	$100,082,806	$3,049,514,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.